Asset retirement, restoration and environmental obligations (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Restoration And Environmental Obligations
Schedule of changes in asset retirement and environmental obligations

				2024	2023
	Asset retirement obligations	Environmental obligations	Other restoration obligations	Total	Total
Balance at the beginning of the year	253,533	54,265	7,121	314,919	266,319
Additions (ii)	54,968	1,407	-	56,375	13,979
Write-offs	-	(710)	-	(710)	-
Reversals	-	(1)	-	(1)	-
Payments	(13,552)	(4,233)	-	(17,785)	(12,383)
Divestments – note 1 (a)	(31,702)	(176)	-	(31,878)	-
Foreign exchange effects	(26,440)	(11,153)	(1,775)	(39,368)	11,917
Interest accrual - note 7	22,096	3,445	517	26,058	26,969
Remeasurement - discount rate (i) / (ii)	(18,495)	(10,685)	956	(28,224)	8,118
Balance at the end of the year	240,408	32,159	6,819	279,386	314,919
Current liabilities	40,555	3,935	3,071	47,561	33,718
Non-current liabilities	199,853	28,224	3,748	231,825	281,201

(i) As of December 31, 2024, the credit risk-adjusted rate used for Peru was between 3.39% and 12.29% (December 31, 2023: 10.86% and 12.52%) and for Brazil was between 4.02% and 8.51% (December 31, 2023: 6.94% and 11.11%).

(ii) The change in the year ended on December 31, 2024, was mainly due to an “out of period” adjustment of USD 13,416 in the asset retirement obligation related to old and non-operational structures in the Peruvian subsidiaries, which were not identified in previous years and therefore were not recognized by the Company. Additionally, there were changes in the time of expected disbursements on decommissioning obligations in certain operations, in accordance with updates in their dams’ obligations, asset retirement and environmental obligations studies, along with an increase in the discount rates, as described above. As a result, as of December 31, 2024, the Company’s asset retirement obligations for operational assets increased by USD 35,944 (December 31, 2023: decrease of USD 11,972) as shown in note 21; and asset retirement and environmental obligations for non-operational assets gain in USD 13,750 (December 31, 2023: expense of USD 10,125) as shown in note 9.